PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
PROPERTY AND EQUIPMENT

(3) PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at December 31 (in thousands):

	2013	2012
Cost:
Furniture and equipment	$24,088	$24,430
Computer equipment	24,186	17,542
Assets under capital lease	382	951

	48,656	42,923

Accumulated depreciation:
Furniture and equipment	(7,981)	(5,363)
Computer equipment	(12,981)	(8,731)
Assets under capital lease	(382)	(951)

	(21,344)	(15,045)

Net property and equipment	$27,312	$27,878

Depreciation expense was approximately $7.4 million, $6.8 million and $4.3 million in 2013, 2012 and 2011, respectively.